INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2021	$ 375	$ 496,154	$ (128)	$ (28,439)	$ (1,002)	$ 466,960
Balance, shares at Dec. 31, 2021	43,696,723
Stock-based compensation expenses	$ 0	5,129	0	0	0	5,129
Proceeds from exercise of stock-based compensation	$ 4	1,290	0	0	0	1,294
Proceeds from exercise of stock-based compensation, shares	966,245
Other comprehensive income (loss)	$ 0	0	(1,149)	0	0	(1,149)
Net Income	0	0	0	34,966	0	34,966
Balance at Jun. 30, 2022	$ 379	502,573	(1,277)	6,527	(1,002)	507,200
Balance, shares at Jun. 30, 2022	44,662,968
Stock-based compensation expenses	$ 0	6,441	0	0	0	6,441
Proceeds from exercise of stock-based compensation	$ 19	4,520	0	0	0	4,539
Proceeds from exercise of stock-based compensation, shares	1,509,425
Other comprehensive income (loss)	$ 0	0	695	0	0	695
Net Income	0	0	0	64,259	0	64,259
Balance at Dec. 31, 2022	$ 398	513,534	(582)	70,786	(1,002)	$ 583,134
Balance, shares at Dec. 31, 2022	46,172,393					46,172,393
Stock-based compensation expenses	$ 0	6,502	0	0	0	$ 6,502
Proceeds from exercise of stock-based compensation	$ 7	2,181	0	0	0	2,188
Proceeds from exercise of stock-based compensation, shares	867,095
Other comprehensive income (loss)	$ 0	0	(523)	0	0	(523)
Net Income	0	0	0	45,191	0	45,191
Balance at Jun. 30, 2023	$ 405	$ 522,217	$ (1,105)	$ 115,977	$ (1,002)	$ 636,492
Balance, shares at Jun. 30, 2023	47,039,488					47,039,488